Note 30 - Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taiwan taxation [member]
Statement Line Items [Line Items]
Tax rate effect from change in tax rate	20.00%
Deferred tax assets, tax losses carryforward		$ 5,044,950
Hong kong taxation [member]
Statement Line Items [Line Items]
Tax rate effect from change in tax rate	16.50%
Japan taxation [member]
Statement Line Items [Line Items]
Tax rate effect from change in tax rate			30.62%
Profit (loss), attributable to non-controlling interests		0
United states taxation [member]
Statement Line Items [Line Items]
Tax rate effect from change in tax rate	27.98%
Profit (loss), attributable to non-controlling interests	$ 0	0	$ 0
United kingdom taxation [member]
Statement Line Items [Line Items]
Tax rate effect from change in tax rate	25.00%
Profit (loss), attributable to non-controlling interests	$ 0	$ 0	0
India taxation [member]
Statement Line Items [Line Items]
Tax rate effect from change in tax rate	25.17%	25.00%
Profit (loss), attributable to non-controlling interests			0
Egypt taxation [member]
Statement Line Items [Line Items]
Tax rate effect from change in tax rate	22.50%
Profit (loss), attributable to non-controlling interests			$ 0